SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

HARRY S. PANGAS

DIRECT LINE: 202.383.0805

E-mail: harry.pangas@sutherland.com

April 16, 2014

Via Edgar

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	KCAP Financial, Inc. – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of KCAP Financial, Inc., we are filing a Preliminary Proxy Statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934.

Please call me at the above number if you have any questions or comments regarding the foregoing.

Sincerely,

/s/ Harry S. Pangas

cc:	Jill Simeone